Prepayments and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets is presented net of allowance for expected credit loss:

	As of December 31,	As of June 30,
	2024	2025
Prepayments and other current assets	$68,699	$1,084,007
Less: allowance for expected credit loss	(877)	(888)
Total prepayments and other current assets, net	$67,822	$1,083,119
Less: Prepayments for the acquisition of office premises – non-current	-	(1,014,208)
Current portion	67,822	68,911

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(745)	$(877)
Provision	(132)	(11)
Total	$(877)	$(888)